Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
January 31, 2022
FAEM-NPRT1-0422
1.813064.117
Common Stocks - 90.2%
	Shares	Value ($)
Bermuda - 2.2%
Credicorp Ltd. (United States)	243,700	34,902,714
Shangri-La Asia Ltd. (a)	15,732,000	12,305,442
TOTAL BERMUDA		47,208,156
Canada - 2.8%
Barrick Gold Corp.	3,082,900	59,037,535
Cayman Islands - 21.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	386,200	48,580,098
JD.com, Inc.:
Class A (a)	142,971	5,418,803
sponsored ADR (a)	1,229,933	92,097,383
Li Ning Co. Ltd.	1,705,500	16,642,273
Meituan Class B (a)(b)	2,086,900	62,261,290
Tencent Holdings Ltd.	3,113,200	195,080,211
XP, Inc. Class A (a)	1,030,483	34,325,389
TOTAL CAYMAN ISLANDS		454,405,447
China - 12.7%
China Life Insurance Co. Ltd. (H Shares)	22,637,000	39,793,558
China Merchants Bank Co. Ltd. (H Shares)	5,172,000	43,228,235
Guangzhou Automobile Group Co. Ltd. (H Shares)	23,070,000	22,661,292
Haier Smart Home Co. Ltd. (A Shares)	15,357,732	67,777,303
Industrial & Commercial Bank of China Ltd. (H Shares)	112,785,000	68,330,301
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	346,400	17,689,092
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,176,900	12,675,913
TOTAL CHINA		272,155,694
Greece - 1.7%
National Bank of Greece SA (a)	9,132,021	35,942,210
Hong Kong - 2.0%
China Resources Beer Holdings Co. Ltd.	5,774,000	43,107,998
Hungary - 2.2%
Richter Gedeon PLC	1,815,408	47,848,312
India - 9.6%
Eicher Motors Ltd.	569,800	20,361,063
Housing Development Finance Corp. Ltd.	1,092,598	37,303,599
Larsen & Toubro Ltd.	1,487,600	38,360,636
Shree Cement Ltd.	69,083	22,601,902
Solar Industries India Ltd.	742,300	23,181,097
State Bank of India	6,179,500	45,030,965
Voltas Ltd.	1,145,400	18,270,630
TOTAL INDIA		205,109,892
Indonesia - 2.9%
PT Bank Mandiri (Persero) Tbk	77,609,469	40,668,023
PT United Tractors Tbk	13,384,900	21,641,258
TOTAL INDONESIA		62,309,281
Korea (South) - 11.4%
Hyundai Motor Co.	116,480	18,771,557
POSCO	76,060	17,011,796
Samsung Electronics Co. Ltd.	2,760,131	171,654,143
Shinhan Financial Group Co. Ltd.	1,148,520	36,781,127
TOTAL KOREA (SOUTH)		244,218,623
Mexico - 2.9%
CEMEX S.A.B. de CV sponsored ADR (a)	3,632,000	22,227,840
Grupo Financiero Banorte S.A.B. de CV Series O	3,932,900	24,926,670
Wal-Mart de Mexico SA de CV Series V	4,633,200	15,753,958
TOTAL MEXICO		62,908,468
Netherlands - 1.4%
Yandex NV Series A (a)	614,400	29,528,064
Russia - 3.9%
LUKOIL PJSC sponsored ADR	575,200	51,509,422
Sberbank of Russia sponsored ADR	2,330,200	32,688,011
TOTAL RUSSIA		84,197,433
South Africa - 1.2%
Impala Platinum Holdings Ltd.	1,646,600	25,385,407
Taiwan - 12.1%
ECLAT Textile Co. Ltd.	950,000	21,091,944
HIWIN Technologies Corp.	3,147,660	30,500,647
Sporton International, Inc.	925,350	7,021,764
Taiwan Semiconductor Manufacturing Co. Ltd.	6,140,554	142,094,241
Unified-President Enterprises Corp.	7,729,000	18,958,547
Unimicron Technology Corp.	2,367,000	17,758,838
Yageo Corp.	1,349,000	23,008,890
TOTAL TAIWAN		260,434,871
TOTAL COMMON STOCKS (Cost $1,726,715,843)		1,933,797,391

Nonconvertible Preferred Stocks - 5.2%
	Shares	Value ($)
Brazil - 5.2%
Ambev SA sponsored ADR	8,192,400	23,184,492
Itau Unibanco Holding SA	7,634,580	36,418,130
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,808,878	50,848,521

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,952,213)		110,451,143

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $60,206,311)	60,194,272	60,206,311

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,876,874,367)	2,104,454,845
NET OTHER ASSETS (LIABILITIES) - 1.8%	38,142,895
NET ASSETS - 100.0%	2,142,597,740

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,261,290 or 2.9% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	30,848,669	278,186,490	248,828,848	7,773	-	-	60,206,311	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	28,269,950	40,474,011	68,743,961	20,204	-	-	-	0.0%
Total	59,118,619	318,660,501	317,572,809	27,977	-	-	60,206,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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